SUPPLEMENTARY BALANCE SHEET INFORMATION - Schedule of Cash and Short Term Bank Deposits (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Cash and Short Term Bank Deposits [Line Items]
Cash		$ 3,143	$ 2,960
Cash equivalents	[1]	4,973	1,492
Total cash and cash equivalents		8,116	4,452
Short-term bank deposits		$ 5,237	$ 11,108

[1]	The average interest rate on short-term deposits (including short-term deposits classified among cash equivalents) is 4.01% and 5.09%, as of December 31, 2025 and 2024, respectively.